Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value$0.001per share
Amount Registered | shares	39,200,306
Proposed Maximum Offering Price per Unit	3.28
Maximum Aggregate Offering Price	$ 128,577,003.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,756.48
Offering Note

(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on August 19, 2026, a date within five business days prior to the filing of this Registration Statement.